PRINCIPAL ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Foreign currency exchange rate | $ / ¥	6.3726
Gain on investments	¥ 14,524	¥ 7,855	¥ 6,928
Number of reporting units | item	1
Goodwill impairment loss	¥ 0	0
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Revenue, Remaining Performance Obligation, Optional Exemption, Variable Consideration [true false]	true
Commission fee, advertising and marketing services	¥ 574,569	247,858	133,669
Lease, Practical Expedients, Package [true false]	true
Sublease income	¥ 23,304	¥ 16,086	¥ 13,108
Service period for Options and restricted share units granted to employees, including directors	4 years